INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($) item shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2012 CNY (¥) shares	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥) item	Apr. 04, 2011 CNY (¥) shares
Short term investment
Short-term available-for-sale investments	$ 4,040,000						¥ 26,169,000	¥ 25,219,000
Consideration received from sale of available-for-sale investments | ¥					¥ 57,260,000
Mutual fund
Short term investment
Short-term available-for-sale investments	4,040,000						¥ 26,169,000	¥ 25,219,000
Number of units or shares purchased of available-for-sale investment | shares									9,790.59
Cost of available-for-sale investment | ¥									¥ 97,931,000
Number of units or shares disposed | shares					5,583.30	1,838.04
Consideration received from sale of available-for-sale investments | ¥					¥ 57,260,000	¥ 18,582,000
Reclassification of accumulated unrealized gains recorded in accumulated other comprehensive income to other income | ¥					1,413,000	¥ 224,000
Change of fair value recorded in other comprehensive income	$ 147,000	¥ 950,000	$ 94,000	¥ 583,000	93,000
Number of indicators of impairment of investment | item	0		0				0	0
Mutual fund | Level one observable inputs
Short term investment
Fair value of investments	$ 4,040,000		$ 4,065,000		¥ 24,636,000		¥ 26,169,000	¥ 25,219,000
JP Morgan managed income fund
Short term investment
Number of units or shares involved in shifting | shares			2,369.25	2,369.25
JP Morgan managed reserves fund
Short term investment
Number of units or shares involved in shifting | shares			408.24	408.24